Notes Payable - Summary of Outstanding Notes Payable (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Debt Disclosure [Abstract]
Note payable	$ 0	$ 3,334
Term loan	166,813	0
Less: debt issuance costs	(9,066)	(21)
Less: current portion of notes payable	(4,888)	(2,484)
Non-current notes payable, net of debt issuance costs	$ 152,859	$ 829